Securities Trading and Intermediation	12 Months Ended
Dec. 31, 2019
Summary of Securities Trading and Intermediation Assets and Liabilities [Abstract]
Securities Trading and Intermediation
17.	Securities trading and intermediation

Represented by operations at B3 on behalf of and on account of third parties, with liquidation operating cycle between D+1 and D+3.

	2019	2018
Cash and settlement records	13,823	164,322
Debtors pending settlement	477,646	731,611
Other	13,514	2,379

Total Assets	504,983	898,312

Cash and settlement records	474,759	90,056
Creditors pending settlement	8,639,787	5,216,572

Total Liabilities	9,114,546	5,306,628